UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN EQUITY INCOME FUND, INC.

(Prior to September 1, 2010, known as AllianceBernstein Utility Income Fund, Inc.)

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Equity Income Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Health Care - 16.2%
Biotechnology - 0.8%
Gilead Sciences, Inc. (a)	53,900	$2,149,802

Health Care Providers & Services - 3.5%
Aetna, Inc.	16,600	664,498
Health Net, Inc. (a)	17,000	419,730
UnitedHealth Group, Inc.	84,200	4,001,184
WellPoint, Inc.	72,800	4,608,240

		9,693,652

Pharmaceuticals - 11.9%
AstraZeneca PLC (Sponsored ADR)	114,200	5,415,364
GlaxoSmithKline PLC (Sponsored ADR)	20,400	873,732
Johnson & Johnson	128,600	8,461,880
Merck & Co., Inc.	212,000	7,021,440
Pfizer, Inc.	567,500	10,771,150

		32,543,566

		44,387,020

Consumer Staples - 14.0%
Beverages - 1.0%
Constellation Brands, Inc.-Class A (a)	47,900	946,983
Dr Pepper Snapple Group, Inc.	46,700	1,797,016

		2,743,999

Food & Staples Retailing - 1.2%
Kroger Co. (The)	143,100	3,371,436

Food Products - 2.1%
Bunge Ltd.	29,400	1,902,474
ConAgra Foods, Inc.	52,400	1,279,608
Smithfield Foods, Inc. (a)	43,700	957,904
Tyson Foods, Inc.-Class A	83,600	1,460,492

		5,600,478

Household Products - 2.2%
Kimberly-Clark Corp.	30,200	2,088,632
Procter & Gamble Co. (The)	60,700	3,865,376

		5,954,008

Tobacco - 7.5%
Altria Group, Inc.	278,700	7,577,853
Lorillard, Inc.	43,900	4,891,338
Philip Morris International, Inc.	40,600	2,814,392
Reynolds American, Inc.	142,400	5,349,968

		20,633,551

		38,303,472

Energy - 13.4%
Energy Equipment & Services - 0.9%
Transocean Ltd./Switzerland	45,400	2,543,308

Oil, Gas & Consumable Fuels - 12.5%
BP PLC (Sponsored ADR)	63,600	2,505,204
Chevron Corp.	61,600	6,092,856

Company	Shares	U.S. $ Value
ConocoPhillips	128,800	8,767,416
Exxon Mobil Corp.	98,800	7,315,152
Marathon Oil Corp.	115,000	3,095,800
Marathon Petroleum Corp.	68,400	2,534,904
Nexen, Inc. (New York)	80,500	1,718,675
Royal Dutch Shell PLC (ADR)	31,365	2,103,023

		34,133,030

		36,676,338

Consumer Discretionary - 11.2%
Auto Components - 0.9%
Lear Corp.	31,900	1,524,182
TRW Automotive Holdings Corp. (a)	23,300	971,377

		2,495,559

Automobiles - 0.7%
Ford Motor Co. (a)	82,900	921,848
General Motors Co. (a)	41,500	997,245

		1,919,093

Media - 6.3%
Comcast Corp.-Class A	237,300	5,104,323
DIRECTV (a)	26,600	1,169,602
Gannett Co., Inc.	62,000	716,100
McGraw-Hill Cos., Inc. (The)	52,200	2,198,142
Time Warner Cable, Inc.-Class A	62,400	4,087,200
Time Warner, Inc.	24,200	766,172
Viacom, Inc.-Class B	68,712	3,314,667

		17,356,206

Specialty Retail - 3.0%
Foot Locker, Inc.	64,800	1,352,376
GameStop Corp.-Class A (a)	26,400	631,752
Home Depot, Inc.	51,200	1,709,056
Limited Brands, Inc.	41,700	1,573,758
Lowe’s Cos., Inc.	71,300	1,421,009
Ross Stores, Inc.	21,000	1,607,025

		8,294,976

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc.-Class B	8,100	701,865

		30,767,699

Financials - 8.9%
Commercial Banks - 1.1%
Wells Fargo & Co.	116,000	3,027,600

Diversified Financial Services - 3.9%
Citigroup, Inc.	163,900	5,089,095
JPMorgan Chase & Co.	87,800	3,297,768
Moody’s Corp.	69,000	2,127,270

		10,514,133

Insurance - 1.9%
ACE Ltd.	16,300	1,052,654
Chubb Corp.	5,400	334,206
PartnerRe Ltd.	6,300	359,037

Company	Shares	U.S. $ Value
Travelers Cos., Inc. (The)	67,900	3,426,234

		5,172,131

Real Estate Investment Trusts (REITs) - 2.0%
BioMed Realty Trust, Inc.	24,700	451,763
Camden Property Trust	7,900	527,878
Entertainment Properties Trust	11,300	476,069
Glimcher Realty Trust	58,900	501,239
Health Care REIT, Inc.	18,300	932,568
Home Properties, Inc.	6,300	421,281
Liberty Property Trust	16,800	570,192
Mid-America Apartment Communities, Inc.	8,400	600,432
Simon Property Group, Inc.	4,700	552,250
Weingarten Realty Investors	22,200	541,014

		5,574,686

		24,288,550

Information Technology - 8.9%
Communications Equipment - 0.4%
Cisco Systems, Inc.	70,500	1,105,440

Computers & Peripherals - 2.2%
Apple, Inc. (a)	5,200	2,001,116
Dell, Inc. (a)	122,200	1,816,503
Hewlett-Packard Co.	79,900	2,079,797

		5,897,416

Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	21,000	643,020

IT Services - 1.6%
International Business Machines Corp.	25,600	4,400,896

Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	167,600	1,897,232
Intel Corp.	203,700	4,100,481

		5,997,713

Software - 2.3%
Microsoft Corp.	184,500	4,907,700
Oracle Corp.	46,400	1,302,448

		6,210,148

		24,254,633

Industrials - 7.9%
Aerospace & Defense - 2.3%
General Dynamics Corp.	8,100	519,048
Northrop Grumman Corp.	81,400	4,446,068
Raytheon Co.	31,100	1,344,453

		6,309,569

Airlines - 0.3%
Delta Air Lines, Inc. (a)	109,500	824,535

Industrial Conglomerates - 3.8%
General Electric Co.	604,800	9,864,288
Tyco International Ltd.	10,500	436,590

		10,300,878

Company	Shares	U.S. $ Value
Machinery - 0.8%
Caterpillar, Inc.	14,200	1,292,200
Cummins, Inc.	11,000	1,022,120

		2,314,320

Road & Rail - 0.7%
CSX Corp.	21,300	467,322
Norfolk Southern Corp.	9,000	609,120
Union Pacific Corp.	8,600	792,662

		1,869,104

		21,618,406

Utilities - 6.9%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	59,459	2,296,901
Edison International	41,000	1,524,790
NV Energy, Inc.	109,700	1,636,724

		5,458,415

Gas Utilities - 0.7%
Atmos Energy Corp.	25,300	848,562
UGI Corp.	36,900	1,098,144

		1,946,706

Multi-Utilities - 4.2%
CenterPoint Energy, Inc.	86,400	1,728,864
CMS Energy Corp.	107,400	2,115,780
DTE Energy Co.	56,900	2,876,864
NiSource, Inc.	112,700	2,407,272
TECO Energy, Inc.	120,300	2,201,490

		11,330,270

		18,735,391

Telecommunication Services - 6.3%
Diversified Telecommunication Services - 6.3%
AT&T, Inc.	284,200	8,094,016
CenturyLink, Inc.	180,600	6,528,690
Telefonica SA (Sponsored ADR)	52,800	1,100,880
Verizon Communications, Inc.	41,900	1,515,523

		17,239,109

Materials - 2.8%
Chemicals - 2.0%
Dow Chemical Co. (The)	116,300	3,308,735
Huntsman Corp.	76,100	997,671
LyondellBasell Industries NV	28,000	970,200
PPG Industries, Inc.	3,700	283,383

		5,559,989

Metals & Mining - 0.8%
Alcoa, Inc.	115,700	1,482,117

Company	Shares	U.S. $ Value
Commercial Metals Co.	60,200	707,350

		2,189,467

		7,749,456

Total Common Stocks (cost $260,853,006)		264,020,074

SHORT-TERM INVESTMENTS - 2.5%
Investment Companies - 2.5%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (b) (cost $6,752,605)	6,752,605	6,752,605

Total Investments - 99.0% (cost $267,605,611) (c)		270,772,679
Other assets less liabilities - 1.0%		2,854,165

Net Assets - 100.0%		$273,626,844

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,950,771 and gross unrealized depreciation of investments was $(10,783,703), resulting in net unrealized appreciation of $3,167,068.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Equity Income Fund

August 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2011:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks	$264,020,074	$	– 0	–	$	– 0	–	$264,020,074
Short-Term Investments	6,752,605		– 0	–		– 0	–	6,752,605

Total Investments in Securities	270,772,679		– 0	–		– 0	–	270,772,679
Other Financial Instruments* :

Total	$270,772,679	$	– 0	–	$	– 0	–	$270,772,679

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2011